Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities consisted of the following:

	As of
	June 30, 2013	December 31, 2012
Personnel expense	$15,727	$20,872
Workers’ compensation	15,281	15,754
Deferred revenue	11,952	—
Professional fees	870	2,145
Insurance	2,150	2,253
Utilities	1,607	1,844
Taxes	1,097	1,745
Tooling	712	686
Other	3,289	3,125

Total accrued liabilities	$52,685	$48,424

9.	Accrued Liabilities

Accrued liabilities consisted of the following:

	As of December 31,
	2012	2011
Commodity derivative contracts	$—	$1,825
Personnel expense	20,872	20,548
Workers’ compensation	15,754	15,653
Professional fees	2,145	2,623
Insurance	2,253	1,689
Utilities	1,844	1,531
Taxes	1,745	1,471
Other	3,811	3,264

Total accrued liabilities	$48,424	$48,604